FINANCIAL STATEMENT SCHEDULE I - Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 578,013,000	$ 398,672,000	$ 288,844,000
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	14,987,000	8,973,000	8,624,000
Amortization of deferred financing cost	18,159,000	13,272,000	14,203,000
Loss on extinguishment of debt	50,935,000	0	25,193,000
Changes in operating assets and liabilities:
Amounts due from affiliated companies	1,299,000	524,000	(318,000)
Income tax receivable	0	0	265,000
Prepaid expenses and other current assets	(25,974,000)	(3,716,000)	(9,359,000)
Accrued expenses and other current liabilities	71,527,000	164,886,000	94,182,000
Income tax payable	5,640,000	(313,000)	238,000
Amounts due to shareholders	79,000	0	(267,000)
Amounts due to affiliated companies	2,164,000	(564,000)	412,000
Net cash (used in) provided by operating activities	1,151,934,000	950,233,000	744,660,000
CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	268,414,000	(1,047,019,000)	(185,992,000)
Net cash (used in) provided by investing activities	(1,209,270,000)	(1,335,718,000)	(585,388,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(1,667,969,000)	(2,755,000)	(117,076,000)
Purchase of shares under trust arrangement for future vesting of restricted shares	(8,770,000)	0	0
Proceeds from exercise of share options	4,017,000	3,599,000	4,565,000
Payment of deferred financing cost	(129,133,000)	(30,297,000)	(36,135,000)
Proceeds from long-term debt	1,000,000,000	868,000,000	706,556,000
Net cash (used in) provided by financing activities	(264,967,000)	934,735,000	557,910,000
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(327,452,000)	551,185,000	716,101,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,709,209,000	1,158,024,000	441,923,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,381,757,000	1,709,209,000	1,158,024,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	637,463,000	417,203,000	294,656,000
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	11,249,000	8,973,000	8,624,000
Amortization of deferred financing cost	748,000	3,732,000	2,260,000
Loss on extinguishment of debt	679,000	0	0
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	(138,000)	0
Share of results of subsidiaries	(658,016,000)	(441,112,000)	(320,809,000)
Changes in operating assets and liabilities:
Amounts due from affiliated companies	1,113,000	438,000	(200,000)
Income tax receivable	0	0	265,000
Prepaid expenses and other current assets	(367,000)	3,649,000	(1,819,000)
Long-term prepayments	0	135,000	506,000
Accrued expenses and other current liabilities	(4,129,000)	(1,852,000)	5,907,000
Income tax payable	394,000	(333,000)	0
Amounts due to shareholders	67,000	0	(261,000)
Amounts due to affiliated companies	1,724,000	7,000	(85,000)
Amounts due to subsidiaries	1,189,000	(238,000)	(142,000)
Net cash (used in) provided by operating activities	(7,886,000)	(9,536,000)	(11,098,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(497,325,000)	(277,945,000)	(330,680,000)
Amounts due from subsidiaries	1,800,000	(26,975,000)	(1,825,000)
Repayment of advance to a subsidiary	1,337,000	10,512,000	11,126,000
Change in restricted cash	368,177,000	0	(353,278,000)
Net cash (used in) provided by investing activities	(126,011,000)	(294,408,000)	(674,657,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(721,455,000)	0	0
Purchase of shares under trust arrangement for future vesting of restricted shares	(8,770,000)	0	0
Proceeds from exercise of share options	4,017,000	3,599,000	4,565,000
Advance from a subsidiary	860,632,000	225,427,000	56,140,000
Payment of deferred financing cost	0	0	(6,899,000)
Proceeds from long-term debt	0	0	706,556,000
Net cash (used in) provided by financing activities	134,424,000	229,026,000	760,362,000
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	527,000	(74,918,000)	74,607,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,887,000	77,805,000	3,198,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 3,414,000	$ 2,887,000	$ 77,805,000